Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Jan. 05, 2023	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Charges on penalty	$ 3,342,549
Payment on additional fine		$ 3,342,549
Imported tax on scooters		374,846
Additional custom tax		127,094
Payment of fine		240,630
Accrued customs tax		18,154
Probable fine		$ 240,630